DEPRECIATION AND AMORTIZATION (Tables)	12 Months Ended
Jan. 01, 2023
Depreciation and amortisation expense [abstract]
Disclosure of detailed information about property, plant and equipment	The cost of property, plant and equipment less its residual value, if any, is depreciated on a straight-line basis over the following estimated useful lives:

Asset	Useful life
Buildings and improvements	5 to 40 years
Manufacturing equipment	2 to 20 years
Other equipment	3 to 10 years
(1) The majority of the Company's manufacturing equipment is depreciated over a 15 to 20 year period.
PROPERTY, PLANT AND EQUIPMENT:

	Land	Buildings and improvements	Manufacturing equipment	Other equipment	Assets not yet utilized in operations	Total

2022

Cost
Balance, January 2, 2022	$127,068	$582,643	$1,109,128	$171,147	$76,660	$2,066,646
Additions	4,321	22,578	48,665	8,375	158,595	242,534
Transfers	—	(8,128)	67,782	2,847	(62,501)	—
Disposals(1)	(449)	(5,791)	(19,974)	(7,003)	—	(33,217)
Balance, January 1, 2023	$130,940	$591,302	$1,205,601	$175,366	$172,754	$2,275,963

Accumulated depreciation
Balance, January 2, 2022	$—	$244,971	$699,988	$136,614	$—	$1,081,573
Depreciation (note 21)	—	23,872	67,185	11,257	—	102,314
Disposals(1)	—	(5,460)	(10,856)	(6,777)	—	(23,093)
Balance, January 1, 2023	$—	$263,383	$756,317	$141,094	$—	$1,160,794
Carrying amount, January 1, 2023	$130,940	$327,919	$449,284	$34,272	$172,754	$1,115,169
(1) Includes disposals of manufacturing equipment with a cost of $7.8 million and accumulated depreciation of $2.0 million related to the sale of Frontier Yarns - Plant 3. See note 5 for additional information. Disposals also include the write-off of certain equipment relating to the closure of the Company's Cedartown yarn facility in Georgia.

	Land	Buildings and improvements	Manufacturing equipment	Other equipment	Assets not yet utilized in operations	Total

2021

Cost
Balance, January 3, 2021	$123,549	$571,464	$1,070,612	$174,760	$16,156	$1,956,541
Additions	3,519	4,008	44,381	5,914	73,679	131,501
Additions through business acquisitions	—	13,397	50,817	92	—	64,306
Transfers	—	4,579	8,320	276	(13,175)	—
Disposals(1)	—	(10,805)	(65,002)	(9,895)	—	(85,702)
Balance, January 2, 2022	$127,068	$582,643	$1,109,128	$171,147	$76,660	$2,066,646

Accumulated depreciation
Balance, January 3, 2021	$—	$230,088	$695,979	$133,674	$—	$1,059,741
Depreciation (note 21)	—	22,696	58,435	11,045	—	92,176
Disposals(1)	—	(7,813)	(54,426)	(8,139)	—	(70,378)
Write-downs and impairments	—	—	—	34	—	34
Balance, January 2, 2022	$—	$244,971	$699,988	$136,614	$—	$1,081,573
Carrying amount, January 2, 2022	$127,068	$337,672	$409,140	$34,533	$76,660	$985,073
(1) Included in disposals for fiscal 2021 are manufacturing equipment with a cost of $31.5 million and accumulated depreciation of $25.2 million that were determined to be unrepairable due to damages resulting from the two hurricanes which impacted the Company’s operations in Central America in November 2020. See note 17 (c) for additional information.
DEPRECIATION AND AMORTIZATION:

	2022	2021

Depreciation of property, plant and equipment (note 9)	$102,314	$92,176
Depreciation of right-of-use assets (note 10)	14,777	13,973
Adjustment for the variation of depreciation included in inventories at the beginning and end of the year	(11,317)	11,177
Amortization of intangible assets, excluding software (note 11)	13,755	12,818
Amortization of software (note 11)	5,397	5,258
Depreciation and amortization included in net earnings	$124,926	$135,402

Disclosure of detailed information about intangible assets	Intangible assets with finite lives are amortized on a straight-line basis over the following estimated useful lives:

Asset	Useful life
Customer contracts and customer relationships	7 to 20 years
License agreements	3 to 10 years
Computer software	4 to 7 years
Trademarks with a finite life	5 years
Non-compete agreements	2 years
Intangible assets:

2022	Customer contracts and customer relationships	Trademarks	License agreements	Computer software	Non-compete agreements	Total

Cost
Balance, January 2, 2022	$224,489	$226,172	$72,796	$67,157	$1,790	$592,404
Additions	—	—	—	5,205	—	5,205
Disposals	—	—	(2,346)	(1,788)	—	(4,134)
Balance, January 1, 2023	$224,489	$226,172	$70,450	$70,574	$1,790	$593,475

Accumulated amortization
Balance, January 2, 2022	$148,132	$19,127	$66,929	$49,796	$1,790	$285,774
Amortization (note 21)	11,194	—	2,561	5,397	—	19,152
Disposals	—	—	(1,967)	(1,725)	—	(3,692)
Write-downs and impairments	25,095	36,320	875	—	—	62,290
Balance, January 1, 2023	$184,421	$55,447	$68,398	$53,468	$1,790	$363,524
Carrying amount, January 1, 2023	$40,068	$170,725	$2,052	$17,106	$—	$229,951

2021	Customer contracts and customer relationships	Trademarks	License agreements	Computer software	Non-compete agreements	Total

Cost
Balance, January 3, 2021	$224,489	$226,172	$72,796	$64,295	$1,790	$589,542
Additions	—	—	—	3,635	—	3,635
Disposals	—	—	—	(773)	—	(773)
Balance, January 2, 2022	$224,489	$226,172	$72,796	$67,157	$1,790	$592,404

Accumulated amortization
Balance, January 3, 2021	$142,131	$46,351	$64,347	$45,022	$1,790	$299,641
Amortization (note 21)	9,944	292	2,582	5,258	—	18,076
Disposals	—	—	—	(484)	—	(484)
(Impairment reversal, net of write-downs)	(3,943)	(27,516)	—	—	—	(31,459)
Balance, January 2, 2022	$148,132	$19,127	$66,929	$49,796	$1,790	$285,774
Carrying amount, January 2, 2022	$76,357	$207,045	$5,867	$17,361	$—	$306,630
DEPRECIATION AND AMORTIZATION:

	2022	2021

Depreciation of property, plant and equipment (note 9)	$102,314	$92,176
Depreciation of right-of-use assets (note 10)	14,777	13,973
Adjustment for the variation of depreciation included in inventories at the beginning and end of the year	(11,317)	11,177
Amortization of intangible assets, excluding software (note 11)	13,755	12,818
Amortization of software (note 11)	5,397	5,258
Depreciation and amortization included in net earnings	$124,926	$135,402